SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Assets from Segment to Consolidated

	December 31, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	240,695	58,957	104,073	—	403,725	(104,073)	299,652
Vessel operating expenses	(40,978)	(19,980)	(23,042)	—	(84,000)	23,042	(60,958)
Voyage and commission expenses	(4,467)	(3,181)	(230)	—	(7,878)	230	(7,648)
Administrative expenses(5)	(8,090)	(5,322)	(1,093)	—	(14,505)	1,093	(13,412)
Amount invoiced under sales-type lease	11,500	—	—	—	11,500	(11,500)	—
Adjusted EBITDA	198,660	30,474	79,708	—	308,842	(91,208)	217,634
Balance sheet:
Total assets (6)	1,079,369	510,558	193,270	322,415	2,105,612	—	2,105,612
Other segmental financial information:
Capital expenditure(6)	(13,465)	(15)	—	—	(13,480)	—	(13,480)

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(5)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Adjusted EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (6)	1,115,663	534,805	206,180	384,169	2,240,817	—	2,240,817
Other segmental financial information:
Capital expenditure (6)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)

	December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	316,599	116,503	—	—	433,102
Vessel operating expenses	(47,960)	(20,318)	—	—	(68,278)
Voyage and commission expenses	(8,375)	(1,319)	—	—	(9,694)
Administrative expenses(5)	(10,029)	(5,181)	—	—	(15,210)
Adjusted EBITDA	250,235	89,685	—	—	339,920

Balance sheet:
Total assets (6)	1,149,595	545,225	—	732,551	2,427,371

Other segmental financial information:
Capital expenditure (6)	(11,226)	(11,215)	—	—	(22,441)
(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Segment EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(3) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relate to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, including the net investment in leased vessel.
Reconciliation of Revenue from Segments to Consolidated

	December 31, 2019
(in thousands of $)	FSRU(1)	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	240,695	58,957	104,073	—	403,725	(104,073)	299,652
Vessel operating expenses	(40,978)	(19,980)	(23,042)	—	(84,000)	23,042	(60,958)
Voyage and commission expenses	(4,467)	(3,181)	(230)	—	(7,878)	230	(7,648)
Administrative expenses(5)	(8,090)	(5,322)	(1,093)	—	(14,505)	1,093	(13,412)
Amount invoiced under sales-type lease	11,500	—	—	—	11,500	(11,500)	—
Adjusted EBITDA	198,660	30,474	79,708	—	308,842	(91,208)	217,634
Balance sheet:
Total assets (6)	1,079,369	510,558	193,270	322,415	2,105,612	—	2,105,612
Other segmental financial information:
Capital expenditure(6)	(13,465)	(15)	—	—	(13,480)	—	(13,480)

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment Reporting	Elimination(4)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(5)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Adjusted EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (6)	1,115,663	534,805	206,180	384,169	2,240,817	—	2,240,817
Other segmental financial information:
Capital expenditure (6)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)

	December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG(2)	Unallocated(3)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	316,599	116,503	—	—	433,102
Vessel operating expenses	(47,960)	(20,318)	—	—	(68,278)
Voyage and commission expenses	(8,375)	(1,319)	—	—	(9,694)
Administrative expenses(5)	(10,029)	(5,181)	—	—	(15,210)
Adjusted EBITDA	250,235	89,685	—	—	339,920

Balance sheet:
Total assets (6)	1,149,595	545,225	—	732,551	2,427,371

Other segmental financial information:
Capital expenditure (6)	(11,226)	(11,215)	—	—	(22,441)
(1) Includes revenue relating to operating and service contracts, that is a non-lease component of sales-type leases recognized on a straight line basis over the contract term.
(2) Relates to the effective share of revenues, expenses and Segment EBITDA attributable to our 50% ownership of the Hilli Common Units which we acquired in July 2018 (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(3) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(4) Eliminations reverse the effective earnings attributable to our 50% ownership of the Hilli Common Units and the amounts invoiced under the sales-type lease. There are no transactions between reportable segments.
(5) Indirect administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while administrative expenses for FLNG relate to our effective share of expenses attributable to our 50% ownership of the Hilli Common Units.
(6) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, including the net investment in leased vessel.
Revenue by Major Customer
For the years ended December 31, 2019, 2018 and 2017, revenues from each of the following customers accounted for over 10% of our total consolidated operating revenues:

(in thousands of $)	Segment	2019		2018		2017
PTNR	FSRU	68,089	23%	68,474	17%	72,495	17%
Petrobras	FSRU	64,368	21%	63,098	16%	94,588	22%
Jordan	FSRU	57,535	19%	57,337	14%	57,144	13%
KNPC	FSRU	40,379	13%	48,093	12%	47,646	11%
Dubai Supply Authority	FSRU	—	—	56,823	14%	44,726	10%

Revenues and Fixed Assets with Respect to Geographical Area
The following geographical data presents our consolidated reporting information: revenues from customers and fixed assets with respect only to our FSRUs, while operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2019	2018	2017
Indonesia	68,089	68,474	72,495
Brazil	64,368	63,098	94,588
Jordan	57,535	57,337	57,144
Kuwait	40,379	48,093	47,645
United Arab Emirates	—	56,823	44,726

Fixed assets (in thousands of $)	2019	2018
Jordan	254,881	261,163
Kuwait	262,530	258,942
Brazil	203,889	214,018
Indonesia	149,247	163,230